DERIVATIVE LIABILITIES (Schedule of Derivative Warrant Liability) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011
DERIVATIVE LIABILITIES [Abstract]
Warrants Issued on November 23, 2011 - Derivative warrant liability	$ 1,104,499		$ 1,750,000
Decrease in fair value of derivative warrant liability	(620,131)	287,396	(645,501)	(645,501)	0
Ending Balance - Derivative warrant liability	$ 484,368		$ 1,104,499	$ 1,104,499
Number of Warrants	102,342,619		102,342,619	102,342,619		105,012,247
Decrease in fair value, number of warrants			2,669,628